Convertible Unsecured Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Unsecured Subordinated Debentures

Maturity date	March 31, 2026
Interest rate	5.00%
Conversion price per share	C$	10.60
Receipt of Initial instalment, net of deferred financing costs		$266,889
Amortization of deferred financing costs	705
Foreign exchange	(506)
Carrying value at December 31, 2016		$267,088
Receipt of Final instalment, net of deferred financing costs	571,642
Amortization of deferred financing costs	869
Conversion to common shares	(846,271)
Foreign exchange	7,643
Carrying value at December 31, 2017		$971
Face value at December 31, 2017		$1,018